September 21, 2016

VIA ELECTRONIC TRANSMISSION

Office of Mergers & Acquisitions
Division of Corporation Finance
Attn:   Jennifer Lopez-Molina
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-3628

Re:                             Preliminary Proxy Statement on Schedule 14A of Depomed, Inc. pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934

Dear Ms. Lopez-Molina:

On behalf of our client, Depomed, Inc. (“Depomed”), we transmit herewith via electronic transmission, for filing, pursuant to Rule 14a-6(a) promulgated under the Securities Exchange Act of 1934, as amended, the Preliminary Proxy Statement and related proxy card on Schedule 14A (the “Proxy Statement”) of Depomed.  The Proxy Statement is to be used in connection with a special meeting of the shareholders of Depomed requested by Starboard Value LP and certain other shareholders of Depomed to vote on proposals to (1) remove the entire board of directors of Depomed (the “Board”), (2) fix the size of the current Board, (3) elect nominees to the Board proposed by Starboard Value LP and its affiliates, (4) amend the bylaws of Depomed to prevent future changes, and (5) adjourn the special meeting.

If you have any questions or comments concerning the materials being transmitted herewith, please contact the undersigned at 212-351-3847 or via e-mail at egallardo@gibsondunn.com.

Very truly yours,

/s/ Eduardo Gallardo

Eduardo Gallardo

Enclosures